INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 29, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets are summarized below:

	2018			2017
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

	(In millions)
Customer relationships	$1,206	$327	$879	$1,205	$233	$972
Developed technologies	208	119	89	208	101	107
Trade names	43	22	21	58	34	24
Other	2	2	—	2	1	1
Total intangible assets	$1,459	$470	$989	$1,473	$369	$1,104

Schedule of Future Estimated Amortization Expense of Intangible Assets	Future estimated amortization expense for intangible assets is as follows:

(In millions)
Fiscal Years:
2019	$115
2020	102
2021	102
2022	101
2023	101
Thereafter	468
Total	$989